Shareholder Report, Holdings (Details) - Brookmont Catastrophic Bond ETF	Jun. 30, 2026
2001 Cat RE Ltd. 1/8/2027
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Floodsmart Re Ltd. 3/12/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Integrity RE III 6/6/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Atlas Capital Dac 6/7/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Buttonwood RE Ltd. 5/29/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
US Treasury Bill 9/29/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Fuchsia 2023-1 London Br 4/6/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Yosemite RE Ltd. 6/7/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Logistics Re Ltd. 12/21/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Montoya Re Ltd. 4/7/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Insurance-Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.53%